PROPERTY AND EQUIPMENT - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Property plant and equipment
Acquired property and equipment, not yet paid	$ 441	$ 699
Impairment	15	100
Property plant and equipment pledged as security for bank borrowings	875	1,029
Interest cost capitalized	$ 3	$ 5
Capitalization rate of borrowings (In percent)	8.30%	10.30%
Telecommunications equipment | Minimum
Property plant and equipment
Useful life (in years)	P3Y
Telecommunications equipment | Maximum
Property plant and equipment
Useful life (in years)	P20Y
Buildings and constructions | Minimum
Property plant and equipment
Useful life (in years)	P10Y
Buildings and constructions | Maximum
Property plant and equipment
Useful life (in years)	P50Y
Office and other equipment | Minimum
Property plant and equipment
Useful life (in years)	P3Y
Office and other equipment | Maximum
Property plant and equipment
Useful life (in years)	P10Y
Ukraine, Pakistan and Bangladesh
Property plant and equipment
Depreciation charges	$ 74	$ 153